Business combination	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Business combination
5.	Business combination
On June 20, 2023, the Group acquired a 89.999%
interest in Sinopower. Sinopower is engaged in the rooftop solar energy in Hong Kong. The acquisition was made as part of the Group’s strategy to expand its capabilities in renewable energy solutions and EV charging globally. The purchase consideration for the acquisition of
US$6.1 million (equivalent to RMB43.6 million) was in the form of cash and fully paid at the acquisition date.
Acquisition-related costs amounting to RMB2.0 million
have been excluded from the consideration transferred and have been recognized as an expense in the current year, within the “administrative expenses” line item in the consolidated statements of profit or loss and other comprehensive loss.
The allocation of fair value to the identifiable assets and liabilities of Sinopower as at the date of acquisition is as follows:

Fair value recognized on acquisition RMB’000
Total cash consideration	43,567

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	9,519
Inventories, trade receivables and other current assets	34,455
Intangible assets	11,451
Other non-current assets	5,261

Total assets acquired	60,686

Interest-bearing bank borrowings	(15,343)
Trade payables, lease liabilities and other payables	(41,215)
Deferred tax liabilities	(1,691)

Total liabilities assumed	(58,249)

Net assets acquired	2,437

Non-controlling interests	608

Goodwill on acquisition	40,522

An analysis of the cash flows in respect of the acquisition of Sinopower is as follows:

RMB’000
Total cash consideration	(43,567)
Cash and cash equivalents	9,519

Net cash paid for acquisition of a subsidiary included in cash flows from investing activities	(34,048)

Goodwill is attributable to assembled workforce and expected operating and financial synergies from the business combination.
The carrying values of trade receivables and trade payables on date of acquisition approximate their fair values.
Intangible assets included RMB11.5 million of customer contracts intangible assets, which have an estimated useful life of five years.
Since the acquisition, Sinopower contributed RMB86.1 million to the Group’s revenue and RMB2.7 million to the consolidated loss
for the year ended December 31, 2023.
Sinopower contributed RMB90.9 million to the Group’s revenue and RMB15.8 million to the consolidated loss for the year ended December 31, 2023, as though the acquisition date had been as of the beginning of the annual reporting period.